SCOPE OF CONSOLIDATION - Acquisitions Narrative (Details) € in Millions										1 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			15 Months Ended
	Dec. 12, 2025 USD ($)	Dec. 03, 2025 USD ($)	Jun. 18, 2025 USD ($) t	May 05, 2025 USD ($)	May 04, 2025	Jun. 20, 2024 USD ($)	Jun. 20, 2024 EUR (€)	Mar. 09, 2023 USD ($) tonne	Dec. 09, 2020 t	Dec. 31, 2025 USD ($) t	Jun. 30, 2025 USD ($) tonne	Jun. 30, 2025 USD ($)	Mar. 31, 2025	Apr. 24, 2025	Dec. 31, 2025 USD ($) t	Dec. 31, 2025 USD ($) t	Jun. 17, 2025 USD ($)	Jun. 30, 2023 acquistion	Dec. 31, 2025 USD ($) t	Dec. 31, 2025 USD ($) t	Dec. 02, 2025	Dec. 31, 2025 USD ($) plant t tonne	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025	Jul. 25, 2025	Apr. 25, 2025 USD ($)	Apr. 01, 2025 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	May 31, 2024 EUR (€)	May 31, 2023 USD ($)	Mar. 10, 2023 USD ($)	Mar. 10, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination																	$ 13,000,000
Capacity of hot strip mill facility | t										5,300,000					5,300,000	5,300,000			5,300,000	5,300,000		5,300,000
Capacity of cold rolling facility | t										3,600,000					3,600,000	3,600,000			3,600,000	3,600,000		3,600,000
Capacity of finishing facility | t										2,100,000					2,100,000	2,100,000			2,100,000	2,100,000		2,100,000
Acquisition gain of Calvert			$ 1,858,000,000																			$ 1,858,000,000	$ 0	$ 0
Cash flows used in obtaining control of subsidiaries or other businesses																						$ (47,000,000)	$ 184,000,000	$ 2,524,000,000
Number of production plants in Europe | plant																						2
Number of acquistions | acquistion																		2
AMTBA
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percent)												90.00%
Atlas
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%
Calvert1
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)																	50.00%
Purchase agreement amount of tonnes | t									1,500,000
Purchase agreement term									5 years
EAF capacity (in tonnes) | tonne											1,500,000											1,500,000
Calvert1 | Nippon Steel Corporation (NSC)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%
Tuper
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)					54.70%									40.00%
Cash transferred																											$ 83,000,000
AMTBA
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)													80.00%												80.00%
Perfilor S.A Construcoes Industria e Comercio (Perfilor)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)																					51.00%
Euler Hermes Re
Disclosure of detailed information about business combination [line items]
Consideration transferred, net of cash acquired																													$ 17,000,000
Cash and cash equivalents recognised as of acquisition date																													$ 161,000,000
Consideration paid (received)						$ 144,000,000	€ 134
Atlas
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
Consideration transferred, acquisition-date fair value	$ 47,000,000
Consideration transferred, net of cash acquired	23,000,000
Cash and cash equivalents recognised as of acquisition date	15,000,000
Deferred consideration	9,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	11,000,000
Revenue of acquiree since acquisition date										$ 1,000,000
Income of acquiree since acquisition date										1,000,000
Fair value of previously held interest	25,000,000
Debt assumed	0
Goodwill/(bargain purchase gain)	41,000,000
Cash consideration excluding consideration payable	23,000,000
Current assets	2,000,000
Property, plant and equipment	$ 193,000,000
Tekno
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																										89.69%
Consideration transferred, acquisition-date fair value		$ 133,000,000
Consideration transferred, net of cash acquired		104,000,000
Cash and cash equivalents recognised as of acquisition date		16,000,000
Deferred consideration		13,000,000
Revenue of acquiree since acquisition date															$ 14,000,000
Income of acquiree since acquisition date															(1,000,000)
Fair value of previously held interest		23,000,000
Goodwill/(bargain purchase gain)		91,000,000
Cash consideration excluding consideration payable		104,000,000
Current assets		48,000,000
Property, plant and equipment		$ 36,000,000
Perfilor S.A Construcoes Industria e Comercio (Perfilor)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		49.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 11,000,000
Fair value of previously held interest		$ 23,000,000
Calvert1
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			50.00%
Cash and cash equivalents recognised as of acquisition date			$ 263,000,000
Revenue of acquiree since acquisition date																$ 2,599,000,000
Income of acquiree since acquisition date																(7,000,000)
Fair value of previously held interest			$ 897,000,000
Contract duration period			7 years
Average production per year | t			750,000
Liabilities incurred			$ 248,000,000
Settlement of preexisting relationships			574,000,000
Gain (loss) on settlement of pre-existing relationships																(122,000,000)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			2,000,000
Receivables recognised as of acquisition date			472,000,000
Acquisition gain of Calvert			1,736,000,000
Goodwill/(bargain purchase gain)			(1,736,000,000)
Cash consideration excluding consideration payable			(263,000,000)
Current assets			1,985,000,000
Property, plant and equipment			2,727,000,000
Calvert1 | Cash, repayment of debt
Disclosure of detailed information about business combination [line items]
Cash transferred			638,000,000
Calvert1 | Purchase consideration
Disclosure of detailed information about business combination [line items]
Cash transferred			1,000,000
Calvert1 | Settlement of shareholder loan
Disclosure of detailed information about business combination [line items]
Cash transferred			248,000,000
Calvert1 | Settlement of trade payables
Disclosure of detailed information about business combination [line items]
Cash transferred			106,000,000
Calvert1 | Settlement of dividend payable
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 105,000,000
Tuper
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				60.00%																							45.30%
Cash and cash equivalents recognised as of acquisition date				$ 62,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination																			$ 35,000,000
Revenue of acquiree since acquisition date																			220,000,000
Income of acquiree since acquisition date																			(24,000,000)
Fair value of previously held interest				149,000,000
Cash transferred				84,000,000
Settlement of preexisting relationships				52,000,000
Goodwill expected to be deductible for tax purposes				169,000,000
Cash flows used in obtaining control of subsidiaries or other businesses				155,000,000
Current trade receivables											$ 55,000,000	$ 55,000,000
Settlement of outstanding receivable				9,000,000
Goodwill/(bargain purchase gain)				169,000,000
Cash consideration excluding consideration payable				84,000,000
Current assets				99,000,000
Property, plant and equipment				142,000,000
Identifiable intangible assets recognised as of acquisition date				$ 38,000,000
AMTBA
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value																												$ 31,000,000
Consideration transferred, net of cash acquired																												5,000,000
Cash and cash equivalents recognised as of acquisition date																												13,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination																						$ 145,000,000
Revenue of acquiree since acquisition date																				$ 285,000,000
Income of acquiree since acquisition date																				(13,000,000)
Fair value of previously held interest																												245,000,000
Receivables recognised as of acquisition date																												51,000,000
Settlement of outstanding receivable																												13,000,000
Contingent liabilities recognised in business combination										$ 31,000,000					$ 31,000,000	31,000,000			$ 31,000,000	$ 31,000,000		31,000,000
Goodwill/(bargain purchase gain)																												97,000,000
Cash consideration excluding consideration payable																												5,000,000
Current assets																												104,000,000
Property, plant and equipment																												241,000,000
Identifiable intangible assets recognised as of acquisition date																												$ 70,000,000
Italpannelli
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €																															€ 268
Consideration transferred, net of cash acquired																														$ 201,000,000
Cash and cash equivalents recognised as of acquisition date																														88,000,000
Goodwill/(bargain purchase gain)																														$ 85,000,000		$ 85,000,000
Cash consideration excluding consideration payable																																201,000,000
Current assets																																75,000,000
Property, plant and equipment																																54,000,000
Identifiable intangible assets recognised as of acquisition date																																$ 58,000,000
AMTBA, Tekno, Atlas, Calvert and Tuper
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period																						63,992,000,000
Net income of combined entity as if combination occurred at beginning of period																						$ 3,308,000,000
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								$ 4,000,000
Goodwill/(bargain purchase gain)								$ 164,000,000
Capacity of blast furnace | tonne								3,000,000
Cash consideration excluding consideration payable								$ 2,193,000,000
Current assets								3,123,000,000
Trade receivables recognised as of acquisition date								60,000,000
Property, plant and equipment								1,824,000,000
Identifiable intangible assets recognised as of acquisition date								100,000,000
ArcelorMittal Pecém | Short-term debt and current portion of long term debt
Disclosure of detailed information about business combination [line items]
Current liabilities recognised as of acquisition date								2,605,000,000
ArcelorMittal Pecém | Restricted Cash
Disclosure of detailed information about business combination [line items]
Current assets								$ 2,605,000,000
Sustainable Solutions acquisitions
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €																																		€ 144
Consideration transferred, net of cash acquired																																	$ 152,000,000
Cash and cash equivalents recognised as of acquisition date																																	4,000,000
Debt assumed																																	15,000,000
Goodwill/(bargain purchase gain)																																	57,000,000
Cash consideration excluding consideration payable																																	152,000,000
Current assets																																	25,000,000
Property, plant and equipment																																	75,000,000
Identifiable intangible assets recognised as of acquisition date																																	$ 32,000,000
Nippon Steel Corporation (NSC)
Disclosure of detailed information about business combination [line items]
Gain (loss) on settlement of pre-existing relationships																$ 122,000,000